Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
7.
   INCOME TAXES

As a result of the Company's history of net operating losses and full valuation allowance against its deferred tax assets, there was no
current or deferred income tax provision other that current state minimum taxes for the years ended
December 31, 2020
and
2019.

Reconciliations to the statutory federal income tax rate and the Company's effective tax rate consist of the following:

	December 31,
	2020	2019
Statutory federal income tax rate	(794,343)	(177,562)
State income taxes, net of federal tax benefits	(114,864)	(79,257)
Stock Based Compensation	-	27,940
Foreign Rate Differential	(45)	-
Warrant Expense	227,651	-
Beneficial conversion feature related to notes	201,953	-
Other Permanent Differences	19,204	473
Valuation allowance	461,244	229,206
	800	800

The components of deferred tax assets included on the balance sheet are:

	December 31,
	2020	2019
NOL carryforwards	9,177,607	8,711,765
Accruals and reserves	10,898	14,402
Stock compensation	237,976	83,472
Fixed assets/capitalized start-up costs	3,332	3,589
	9,429,813	8,813,228
Valuation allowance	(9,429,813)	(8,813,228)
Net deferred tax assets	-	-
Deferred income taxes	-	-

The Company has established a full valuation allowance against its deferred tax assets due to the uncertainty surrounding realization of such assets.  Total increase in  valuation allowance is
$616,858
for the year ending
December 31, 2020.

The Company currently has net operating loss carryforwards of approximately
$39.5
million and
$12.6
million for US Federal and state purposes respectively. Approximately
$35.3
million of the US Federal losses begin to expire in
2029.
The balance, all post-
2018
federal net operating losses
may
be carried forward indefinitely. The deferred tax asset relates to the NOL carryforwards. Management has determined based on all the available information that a
100%
Valuation reserve is required.

As of
December 31, 2020
and
2019,
the Company had
no
research and development credit carryforwards to offset federal and California state income taxes, respectively, available to reduce its future taxable income, if any.

The Tax Reform Act of
1986
limits the use of net operating loss carryforwards in certain situations where changes occur in the stock ownership of a company.  In the event that the Company has a change in ownership, utilization of carryforwards could be limited.

The Company has elected to recognize interest and penalties related to uncertain tax positions as components of income tax expense.  As of
December 31, 2020
and
2019,
the Company has
no
accrual for payment of interest related to unrecognized tax benefits.

The Company's income tax returns for all years remain open to examination by federal and state taxing authorities.  The Company does not
expect that its unrecognized tax benefit will change significantly in the next
12
months.

As of
December 31, 2020
and
2019,
the Company has
no
unrecognized tax benefits that, if recognized, would change its effective rate.

On
March
27,
2020,
the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law. Certain provisions of the CARES Act impact the
2019
income tax provision computations of the Company and will be reflected in the first
quarter of
2020,
or the period of enactment. The CARES Act contains modifications on the limitation of business interest for tax years beginning in
2019
and
2020.
The modifications to Section
163
(j) increase the allowable business interest deduction from
30%
of adjusted taxable income to
50%
of adjusted taxable income. As the company is in losses, there is no
modification for the current year.